Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities [Line Items]
Personnel related liabilities	$ 159,339	$ 167,362
Facility related liabilities	22,517	19,862
General overhead liabilities	29,257	33,422
Other liabilities	18,607	26,631
Short term government grants (note 11)	43	110
Restructuring and other items (note 14)	2,116	3,704	$ 9,000
Other liabilities	$ 231,879	$ 251,091